Net earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Loss Per Share Details Narrative
Income available to common stockholders ($ in thousands)	$ 398	$ (463)	$ 4
Basic net earnings per share	$ 0.09	$ 0.1	$ 0
Basic weighted average common shares outstanding	4,646,966	4,703,224	4,910,357
Effect of dilutive securities – Options	169,770	0	380,547
Diluted weighted average common and potential common shares outstanding	4,816,736	4,703,224	5,290,904
Diluted net earnings income per share	$ 0.08	$ 0.1	$ 0